GOING CONCERN (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Line Items]
Net Loss		$ (32,151)	$ (10,844)	$ 6,931
Accumulated deficit		(42,995)	(10,844)
Cash balance		2,953	$ 5,339	$ 46,398	$ 109,819
Undrawn capacity on credit facility		$ 13,000
Common stock issued in public offering (in shares)				6,764,704
Common stock issued value				$ 100,199
Subsequent Event [Member]
Going Concern [Line Items]
Common stock issued in public offering (in shares)	41,300,000
Common stock issued value	$ 48,800